EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 112.5%
	AEROSPACE & DEFENSE - 1.7%
3,435	Lockheed Martin Corporation, B	$1,615,618

	APPAREL & TEXTILE PRODUCTS - 1.2%
9,437	PVH Corporation	1,132,534

	AUTOMOTIVE - 1.6%
34,790	Phinia, Inc.	1,557,200

	BANKING - 12.5%
29,670	Bank of America Corporation	1,186,503
38,740	Citigroup, Inc.	2,413,889
51,360	Columbia Banking System, Inc.	990,221
23,195	JPMorgan Chase & Company	4,700,004
43,583	Wells Fargo & Company	2,611,493
		11,902,110
	BIOTECH & PHARMA - 12.7%
9,304	AbbVie, Inc.	1,500,177
11,257	Amgen, Inc.	3,442,954
13,360	Johnson & Johnson	1,959,511
700,000	Optinose, Inc.(a)	756,000
51,380	Pacira BioSciences, Inc.(a)	1,558,355
21,500	Sage Therapeutics, Inc.(a)	238,865
52,696	Sanofi - ADR	2,583,685
		12,039,547
	CHEMICALS - 2.8%
15,240	FMC Corporation	928,878
18,350	International Flavors & Fragrances, Inc.	1,764,903
		2,693,781
	DIVERSIFIED INDUSTRIALS - 0.8%
9,350	Pentair PLC	760,903

	ELECTRIC UTILITIES - 1.9%
18,000	Vistra Corporation	1,783,440

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 112.5% (Continued)
	ELECTRICAL EQUIPMENT - 1.8%
41,520	Sensata Technologies Holding plc	$1,715,606

	ENTERTAINMENT CONTENT - 1.2%
10,500	Walt Disney Company (The)	1,091,055

	FOOD - 1.1%
17,320	Kellanova	1,045,089

	GAS & WATER UTILITIES - 1.5%
55,950	UGI Corporation	1,424,487

	HOME & OFFICE PRODUCTS - 0.9%
9,010	Whirlpool Corporation	838,200

	HOUSEHOLD PRODUCTS - 2.3%
112,540	Kenvue, Inc.	2,172,022

	INDUSTRIAL SUPPORT SERVICES - 2.7%
14,360	WESCO International, Inc.	2,577,476

	INSURANCE - 6.8%
66,420	CNO Financial Group, Inc.	1,905,590
14,490	Hartford Financial Services Group, Inc. (The)	1,498,991
36,090	Lincoln National Corporation	1,190,609
26,375	MetLife, Inc.	1,908,758
		6,503,948
	INTERNET MEDIA & SERVICES - 0.8%
25,020	Match Group, Inc.(a)	766,363

	LEISURE FACILITIES & SERVICES - 0.2%
10,700	Bloomin' Brands, Inc.	233,260

	MACHINERY - 1.0%
18,010	Kennametal, Inc.	463,758

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 112.5% (Continued)
	MACHINERY - 1.0% (Continued)
8,804	Terex Corporation	$525,334
		989,092
	MEDICAL EQUIPMENT & DEVICES - 2.4%
32,490	Integra LifeSciences Holdings Corporation(a)	1,003,941
11,057	Zimmer Biomet Holdings, Inc.	1,273,214
		2,277,155
	METALS & MINING - 6.5%
22,040	Agnico Eagle Mines Ltd.	1,503,348
137,886	Alamos Gold, Inc., Class A	2,304,075
830,222	B2Gold Corporation	2,324,622
		6,132,045
	OIL & GAS PRODUCERS - 21.3%
29,476	Coterra Energy, Inc.	840,656
16,900	Delek US Holdings, Inc.	430,274
62,900	EQT Corporation	2,584,561
8,400	Exxon Mobil Corporation	984,984
85,561	Marathon Oil Corporation	2,477,847
11,385	Marathon Petroleum Corporation	2,010,705
47,370	Northern Oil and Gas, Inc.	1,938,854
61,960	Range Resources Corporation	2,286,944
289,170	Southwestern Energy Company(a)	2,177,450
88,209	Suncor Energy, Inc.	3,600,691
109,740	Veren, Inc.	955,835
		20,288,801
	RETAIL - CONSUMER STAPLES - 0.6%
6,400	BJ's Wholesale Club Holdings, Inc.(a)	563,648

	RETAIL - DISCRETIONARY - 1.3%
16,630	Advance Auto Parts, Inc.	1,174,743

	SEMICONDUCTORS - 5.7%
13,510	Advanced Micro Devices, Inc.(a)	2,254,819
35,604	Intel Corporation	1,098,383
31,800	Photronics, Inc.(a)	869,730

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 112.5% (Continued)
	SEMICONDUCTORS - 5.7% (Continued)
14,891	Silicon Motion Technology Corporation - ADR	$1,162,838
		5,385,770
	SOFTWARE - 4.2%
7,296	Check Point Software Technologies Ltd.(a)	1,098,048
56,751	Open Text Corporation	1,659,967
6,890	Oracle Corporation	807,439
7,570	Zoom Video Communications, Inc., Class A(a)	464,344
		4,029,798
	STEEL - 4.6%
77,243	Commercial Metals Company	4,350,326

	TECHNOLOGY HARDWARE - 6.5%
27,920	Cisco Systems, Inc.	1,298,280
57,750	NCR Atleos Corporation(a)	1,607,183
104,320	NCR Voyix Corporation(a)	1,374,938
16,019	NetApp, Inc.	1,929,167
		6,209,568
	TRANSPORTATION & LOGISTICS - 3.1%
38,180	Delta Air Lines, Inc.	1,947,944
6,760	United Parcel Service, Inc., B	939,167
		2,887,111
	TRANSPORTATION EQUIPMENT - 0.8%
7,275	PACCAR, Inc.	782,063

	TOTAL COMMON STOCKS (Cost $84,670,400)	106,922,759

	EXCHANGE-TRADED FUNDS — 2.0%
	EQUITY - 2.0%
42,300	VanEck Junior Gold Miners ETF	1,908,999

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,596,373)	1,908,999

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 2.9%
	OIL & GAS SERVICES & EQUIPMENT — 0.9%
1,000,000	Transocean, Inc.			6.8000	03/15/38	$833,052

	RETAIL - DISCRETIONARY — 0.7%
1,000,000	Kohl's Corporation			5.5500	07/17/45	641,560

	SPECIALTY FINANCE — 1.3%
500,000	Ally Financial, Inc. Series B			4.7000	08/15/69	442,029
1,000,000	Ally Financial, Inc.			4.7000	08/15/69	801,844
						1,243,873
	TOTAL CORPORATE BONDS (Cost $2,370,730)					2,718,485

	TOTAL INVESTMENTS - 117.4% (Cost $88,637,503)					$111,550,243
	CALL OPTIONS WRITTEN - (1.7)% (Premiums received - $824,266)					(1,571,070)
	PUT OPTIONS WRITTEN - 0.0% (Premiums received - $55,082)					(34,375)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.7)%					(14,878,177)
	NET ASSETS - 100.0%					$95,066,621

Contracts(b)
	WRITTEN EQUITY OPTIONS - (1.7)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.7)%
60	Advanced Micro Devices, Inc.	JEF	12/20/2024	$175	$1,050,000	$126,000
350	Alamos Gold, Inc.	JEF	06/21/2024	15	525,000	57,750
18	Amgen, Inc.	JEF	07/19/2024	300	540,000	24,210
25	Amgen, Inc.	JEF	01/17/2025	350	875,000	30,625
80	Citigroup, Inc.	JEF	06/21/2024	65	520,000	3,920
100	Citigroup, Inc.	JEF	11/15/2024	70	700,000	16,600
250	Commercial Metals Company	JEF	06/21/2024	55	1,375,000	70,000
250	Commercial Metals Company	JEF	09/20/2024	60	1,500,000	58,125
125	Delta Air Lines, Inc.	JEF	06/21/2024	42	525,000	116,250
40	Marathon Petroleum Corporation	JEF	09/20/2024	240	960,000	1,140
80	NetApp, Inc.	JEF	09/20/2024	110	880,000	106,400
80	NetApp, Inc.	JEF	12/20/2024	120	960,000	100,000
180	Range Resources Corporation	JEF	12/20/2024	43	774,000	38,250
250	Suncor Energy, Inc.	JEF	07/19/2024	42	1,050,000	19,000
180	Vistra Corporation	JEF	10/18/2024	65	1,170,000	613,800
80	Wells Fargo & Company	JEF	06/21/2024	60	480,000	10,160
50	WESCO International, Inc.	JEF	12/20/2024	175	875,000	120,250
42	WESCO International, Inc.	JEF	12/20/2024	200	840,000	58,590
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $824,266)					1,571,070

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Contracts(b) (continued)
	WRITTEN EQUITY OPTIONS - (1.7)% (Continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - 0.0%(c)
50	PVH Corporation	JEF	06/21/2024	$105	$525,000	$7,000
75	Zoom Video Communications, Inc.	JEF	09/20/2024	60	460,000	27,375
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $55,082)					34,375

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $879,348)					$1,605,445

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — (7.7)%
	ASSET MANAGEMENT - (1.1)%
(7,780)	Ares Management Corporation, CLASS A	$(1,090,523)

	HOUSEHOLD PRODUCTS - (1.2)%
(12,800)	Colgate-Palmolive Company	(1,189,888)

	INSTITUTIONAL FINANCIAL SERVICES - (1.2)%
(2,410)	Goldman Sachs Group, Inc. (The)	(1,100,213)

	METALS & MINING - (1.7)%
(13,150)	Newmont Corporation	(551,511)
(14,700)	Rio Tinto PLC - ADR	(1,030,470)
		(1,581,981)
	OIL & GAS PRODUCERS - (1.9)%
(4,140)	EOG Resources, Inc.	(515,637)
(14,800)	Occidental Petroleum Corporation	(925,000)

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — (7.7)% (Continued)
	OIL & GAS PRODUCERS - (1.9)% (Continued)
(19,930)	Permian Resources Corporation	$(326,653)
		(1,767,290)
	RETAIL - DISCRETIONARY - (0.6)%
(550)	O'Reilly Automotive, Inc.	(529,793)

	EXCHANGE-TRADED FUNDS — (26.8)%
	COMMODITY - (0.5)%
(2,400)	SPDR Gold Shares	(516,720)

	EQUITY - (26.3)%
(16,700)	iShares Russell 1000 Value ETF	(2,958,572)
(12,600)	iShares Russell 2000 Value ETF	(1,964,088)
(7,980)	iShares Russell 3000 ETF	(2,399,027)
(75,480)	VanEck Gold Miners ETF	(2,664,444)
(31,000)	Vanguard S&P 500 ETF	(15,023,220)
		(25,009,351)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $30,105,053)	$(32,785,759)

ADR	- American Depositary Receipt
ETF JEF	- Exchange-Traded Fund - Jefferies
LTD	- Limited Company
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	Percentage rounds to greater than (0.1%).